Redeemable Noncontrolling Interest (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Redeemable Noncontrolling Interest [Line Items]
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	$ 3,656	$ 3,656
Net loss attributable to the redeemable noncontrolling interest	(430)	(125)
Valuation Gain On Financial Liability	1,255	160	28
Warrant obligation [Member]
Redeemable Noncontrolling Interest [Line Items]
Other Accrued Expenses and Other Current Liabilities	0	1,255
Valuation Gain On Financial Liability	$ 1,255	$ 160